Analysis of Assets and Liabilities by Financial Instrument Classification - Schedule of Classification of Financial Assets and Financial Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Loan from a related party [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	R 85	R 138
Trade and other payables (exclude other taxes) [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	522,978	414,147
Term loans [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	448,652	314,953
Bank overdraft [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	407,668	205,299
Financial liabilities (at amortized cost) [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	1,379,383	934,537
Loan to a related party [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	28,700	28,700
Trade and other receivables (exclude prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	511,611	538,186
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	1,153,874	1,042,882
Financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	R 1,694,185	R 1,609,768